General information and significant event of the year	12 Months Ended
Dec. 31, 2023
General information and significant event of the year
General information and significant event of the year

1      General information and significant event of the year

1.1 General Information

Corporación América Airports S.A. (the “Company” or “CAAP”) is a holding company primarily engaged through its operating subsidiaries in the acquisition, development and operation of airport concessions. The Company and its operating subsidiaries are collectively referred to hereinafter as the “Group”.

The Company’s shares trade on the New York Stock Exchange (“NYSE”) under the symbol “CAAP”.

The Company was formed as a private limited liability company under the laws of the Grand Duchy of Luxembourg on December 14, 2012. The Company is ultimately controlled by Southern Cone Foundation (“SCF”), a foundation organized under the laws of the Principality of Liechtenstein. The address of its registered office is in Vaduz.

The Company’s registered office address is 128, Boulevard de la Pétrusse, Luxembourg.

The Group currently has operations in Argentina, Brazil, Uruguay, Armenia, Italy, and Ecuador.

The fiscal year begins on January 1 and ends on December 31.

These Consolidated Financial Statements have been approved for issuance by the Board of Directors on March 20, 2024.

1.2 Significant event of the year

1.2.1 Re-bidding of the International Airport of São Gonçalo do Amarante (“Natal Airport”)

On March 5, 2020, CAAP announced that its subsidiary Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. (“ICASGA”) filed a request to the Agência Nacional de Aviação Civil (“the Brazilian ANAC”) to commence the re-bidding process of the Natal Airport, pursuant to Law No. 13,448 of July 5, 2017, and the Brazilian ANAC Resolution No. 533 of November 7, 2019.

On May 26, 2020, the Brazilian ANAC confirmed the technical and legal feasibility of the request regarding the re-bidding process initiated by ICASGA. On June 3, 2020, the process was approved by the Ministério da Infraestrutura, and on June 10, 2020, the Conselho do Programa de Parcerias de Investimentos of the Ministério da Economia expressed a favorable opinion and submitted the request for proposal for re-bidding to the President of Brazil.

On August 24, 2020, Natal Airport was qualified to go through the re-bidding process. On November 20, 2020, ICASGA and the Brazilian ANAC signed a concession agreement amendment setting forth the rules and proceedings for the re-bidding (the “Amendment”) and the re-bidding process became irrevocable and irreversible.  The Amendment imposed restrictions on the ICASGA’s actions, such as making investments, acquisition or disposal of reversible assets, without the prior express consent of the Brazilian ANAC.

However, despite the fact that ICASGA may no longer hold the right to operate Natal Airport until the end of the original term the re-bidding process was not effective until certain aspects beyond ICASGA’s control were confirmed, namely; i) that the re-bidding procedure for determining the new concessionaire be successfully completed and ii) that the bid offered by the winner of the bidding process be sufficient to pay the indemnity owed by the Brazilian ANAC to ICASGA.

The auction successfully took place on May 19, 2023. On September 12, 2023, a contract between the new concessionaire and the Brazilian ANAC was signed, starting the process of approval of the compensation payment to ICASGA. However, the conclusion of the re-bidding process was still uncertain, given that the amount determined by the new offer was not sufficient to pay the indemnity owing to ICASGA in full and the Brazilian legislation did not allow the Government to pay the outstanding balance unless there was a specific budget approval.

General information and significant event of the year (Cont.)

1.2 Significant event of the year (Cont.)

1.2.1 Re-bidding of the International Airport of São Gonçalo do Amarante (“Natal Airport”) (Cont.)

The residual part of the budget was finally approved by the National Congress and endorsed by the President of Brazil on December 27, 2023 crystalizing a final gross indemnification of R$ 609.5 million (equivalent to USD 125.9 million).

Considering that all conditions for the concession agreement amended to be effective were met, as of December 31, 2023, a net gain of USD 166.5 million was recognized in ICASGA, mainly due to a gain for the reversal of impairment losses recognized in previous periods over intangible assets of USD 103.8 million (Note 12) and other operating income that includes the compensation for the assets and liabilities of the concession for a total of USD 62.7 million (Note 8). The related concession assets, including the concession intangible asset, and liabilities were derecognized as of December 31, 2023. The transaction did not have an impact on income tax as unrecognized tax loss carry forwards were used to compensate the current tax expense for an amount of approximately R$ 36.8 million (equivalent to USD 7.4 million). Based on tax advice received, management considers that the deduction of 100% of the tax loss carryforwards can be applied.

On December 29, 2023, the Brazilian Government made a partial payment deducting all the obligations related to fixed and variable concession fees and including the receivables related to re-equilibriums (a total net payment of R$ 199.7 million equivalent to USD 41.3 million), extinguishing all the concession fees obligations that ICAGSA maintained. On January 5, 2024, the balance of the indemnification was collected (see Note 34).

Additionally, on December 31, 2023, following ICASGA’s absorption by ACI Do Brasil S.A. (“ACIB”), a Brazilian subsidiary of CAAP, all the rights and obligations of ICASGA were transferred to ACIB.

1.2.2 Conflict between Russia and Ukraine

Russia’s war against neighboring Ukraine continues to disrupt international travel from and to Russia and Ukraine and other destinations as the flights to Russia have been banned by Western countries and by the European Union, Russia has closed its skies for carriers registered in Western countries and carriers avoid overflying the war zone. It is likely that this war will continue to disrupt supply chains, cause instability in the global economy and disrupt international travel to/from airports operated by the Company, in particular those located in Europe.

In addition, following Russia’s invasion of Ukraine, sanctions have been implemented against Russia, including, among others, travel bans and asset freezes impacting businesses, financial organizations and individuals of Russian origin some of which have been tightened as the war intensified. Wider sanctions and other actions could be imposed if the conflict further escalates.

During 2022 and 2023, there has been an increase in traffic in Armenia above internal projections and the traffic in Italy has not been affected by the conflict. Moreover, during 2022, there was an increase in the costs of raw materials and expenses for utilities, being caused mainly by the conflict. Considering the uncertainty of the extension of the war and the additional measures and sanctions that could be imposed, the full extent by which the war will impact the Company’s business, results of operations, financial position and liquidity is unknown. The Company is closely monitoring the situation.